Penn Series Funds, Inc.
Schedule of Investments — September 30, 2021 (Unaudited)
Balanced Fund
	Number of Shares	Value†
AFFILIATED EQUITY FUNDS — 59.1%
Penn Series Index 500 Fund* (Cost $23,112,314)	1,399,505	$52,285,490

AFFILIATED FIXED INCOME FUNDS — 40.6%
Penn Series Quality Bond Fund* (Cost $31,435,444)	2,081,344	35,903,186

SHORT-TERM INVESTMENTS — 0.4%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 0.030%) (Cost $343,859)	343,859	343,859
TOTAL INVESTMENTS — 100.1% (Cost $54,891,617)		$88,532,535
Other Assets & Liabilities — (0.1)%		(127,352)
TOTAL NET ASSETS — 100.0%		$88,405,183

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
1